Annual Total Returns - BlackRock Advantage SMID Cap Fund, Inc. (Class K) [BarChart] - Class K - BlackRock Advantage SMID Cap Fund, Inc. - Class K Shares	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	(2.47%)
Annual Return 2012	13.47%
Annual Return 2013	42.83%
Annual Return 2014	4.99%
Annual Return 2015	(6.76%)
Annual Return 2016	23.73%
Annual Return 2017	9.07%
Annual Return 2018	(6.43%)
Annual Return 2019	28.91%
Annual Return 2020	19.83%